UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nancy J Andervich
Title:              Vice President & Manager Personal Trust Services
Phone:              620-694-2262
Signature,          Place,              and Date of Signing:
Nancy J Andervich   Hutchinson, KS      February 9, 2009
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT
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                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $132,528


List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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
FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
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Abbott Laboratories                       COM            002824100      303   5,605 SH       DEFINED            5,605
AT&T Inc                                  COM            00206R102      240   8,547 SH       DEFINED            8,547
Bank of America Corp                      COM            060505104      636  42,214 SH       DEFINED           42,214
Barrick Gold Corp                         COM            067901108      210   5,330 SH       DEFINED            5,330
Coca Cola Co                              COM            191216100      260   4,555 SH       DEFINED            4,555
Commerce Bancshares Inc                   COM            200525103      286   7,379 SH       DEFINED            7,379
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    3,371 113,250 SH       DEFINED          112,720           530
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308   12,929 488,455 SH       DEFINED          486,136          2319
Disney Walt Co                            COM DISNEY     254687106      212   6,576 SH       DEFINED            6,576
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506   13,084 229,507 SH       DEFINED          228,388          1119
Exxon Mobil Corp                          COM            30231G102    1,129  16,562 SH       DEFINED           16,562
Financial Select Sector SPDR              SBI INT-FINL   81369Y605    8,867 615,760 SH       DEFINED          612,280          3480
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209   13,728 441,831 SH       DEFINED          439,805          2026
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704   10,963 394,502 SH       DEFINED          392,650          1852
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242   12,088 116,060 SH       DEFINED          116,060
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   15,941 288,363 SH       DEFINED          286,992          1371
Johnson & Johnson                         COM            478160104      306   4,758 SH       DEFINED            4,758
Kroger (The) Co                           COM            501044101    8,382 408,293 SH       DEFINED          408,293
Materials Select Sector SPDR              SBI MATERIALS  81369Y100    3,339 101,219 SH       DEFINED          100,746           473
McDonalds Corp                            COM            580135101      296   4,735 SH       DEFINED            4,735
Procter & Gamble Co                       COM            742718109      231   3,812 SH       DEFINED            3,812
Technology Select Sector SPDR             SBI INT-TECH   81369Y803   18,844 821,804 SH       DEFINED          817,931          3873
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886    3,166 102,066 SH       DEFINED          101,612           454
Vangard REIT ETF                          REIT ETF       922908553      357   7,980 SH       DEFINED            7,980
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    2,343  57,150 SH       DEFINED           56,862           288
Wal-Mart Stores Inc                       COM            931142103      667  12,482 SH       DEFINED           12,482
Wells Fargo & Co New                      COM            949746101      350  12,963 SH       DEFINED           12,963
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